NOTE 19: RESTRUCTURING EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 19 Restructuring Expense
Restructuring expense	$ 88,808	$ 110,424	$ 0